Trade payables (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Trade Payables

Trade payables as at December 31, 2018, 2017 and January 1, 2017 are analysed as follows:

	31/12/18	31/12/17	01/01/17
Invoices received	57,325	63,165	61,282
Invoices to be received	20,576	12,870	9,175

Total	77,901	76,035	70,457